Weighted Average Assumptions - Stock Options (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years 0 months 0 days	10 years 0 months 0 days
Expected Dividend Yield	1.37%	1.45%
Expected Volatility	58.19%	24.06%
Risk Free Interest Rate	2.67%	1.86%
Fair Value of Options Granted	$ 6.79	$ 2.96